UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Commodity Strategy Fund
Class A / CCSAX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 54	1.10% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 342,146,561
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	113%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	27.9%
Energy	34.1%
Industrial Metals	16.2%
Livestock	6.1%
Precious Metals	23.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund
Institutional Class / CCSZX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 42	0.85% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 342,146,561
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	113%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	27.9%
Energy	34.1%
Industrial Metals	16.2%
Livestock	6.1%
Precious Metals	23.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund
Institutional 2 Class / CADLX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 38	0.76% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 342,146,561
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	113%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	27.9%
Energy	34.1%
Industrial Metals	16.2%
Livestock	6.1%
Precious Metals	23.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund
Institutional 3 Class / CCFYX
Semiannual Shareholder Report | November
30
,
2024
This
semiannual shareholder report
contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.71% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 342,146,561
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	113%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	27.9%
Energy	34.1%
Industrial Metals	16.2%
Livestock	6.1%
Precious Metals	23.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Commodity Strategy Fund
Semiannual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Commodity Strategy Fund | 2024

Consolidated Portfolio of Investments
November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 20.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	112,728	113,293
Series 2024-2PL Class A
10/27/2031	5.070%	888,346	888,224
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	129,467	130,796
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	373,876	375,060
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	825,000	835,378
Series 2023-X1 Class A
11/15/2028	7.110%	66,701	66,884
Series 2024-X1 Class A
05/15/2029	6.270%	512,549	514,269
Affirm Asset Securitization Trust(a),(b)
Series 2024-X2 Class A
12/17/2029	5.220%	500,000	500,161
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	22,705	22,713
Amur Equipment Finance Receivables X LLC(a)
Series 2022-1A Class A2
10/20/2027	1.640%	94,027	93,262
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	600,000	603,772
Capital One Multi-Asset Execution Trust
Series 2023-A1 Class A
05/15/2028	4.420%	3,000,000	2,995,403
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	1,000,000	1,006,924
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	450,000	452,498
Carvana Auto Receivables Trust
Series 2021-P3 Class A3
11/10/2026	0.700%	409,213	405,178
Series 2024-P3 Class A2
11/10/2027	4.610%	1,350,000	1,348,032
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	909,401	911,898
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-N3 Class A2
12/10/2027	4.840%	1,300,000	1,300,259
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	367,158	364,865
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	269,156	266,493
Series 2024-A Class A2
07/15/2027	5.190%	994,534	996,368
Series 2024-C Class A2A
02/18/2028	4.300%	1,025,000	1,022,330
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	250,000	252,982
Discover Card Execution Note Trust
Series 2022-A4 Class A
10/15/2027	5.030%	3,000,000	3,011,742
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	230,301	231,018
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	1,908,092	1,918,059
Exeter Automobile Receivables Trust
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	191,808	191,487
FHF Trust(a)
Series 2021-2A Class A
12/15/2026	0.830%	89,134	88,281
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	170,000	170,773
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	425,000	423,775
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	2,300,000	2,308,388
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	343,372	344,203
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	139,419	138,939
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,289,555	1,302,184
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Automobile Leasing Trust
Series 2023-1 Class A3
04/20/2026	5.160%	812,439	813,643
Series 2024-1 Class A3
03/22/2027	5.090%	861,000	866,278
GM Financial Consumer Automobile Receivables Trust
Series 2021-2 Class A3
04/16/2026	0.510%	48,849	48,754
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	2,000,000	2,022,862
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	625,000	627,738
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	759,349	754,826
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	250,000	249,444
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	575,000	577,941
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	2,453,132	2,437,990
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	750,000	755,288
Marlette Funding Trust(a)
Series 2023-3A Class A
09/15/2033	6.490%	2,815	2,817
Series 2024-1A Class A
07/17/2034	5.950%	140,760	141,287
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	2,000,000	2,025,622
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	92,373	92,351
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	63,364	63,500
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	223,228	225,741
Series 2024-6 Class A
11/15/2031	6.093%	160,574	162,066
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,369,548	1,378,719
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,049,772	1,056,932
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	920,866	925,487
Series 2024-1 Class A
07/15/2031	6.660%	325,391	329,314
Series 2024-2 Class A
08/15/2031	6.319%	569,081	575,315
Series 2024-3 Class A
10/15/2031	6.258%	738,885	743,519
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	550,000	553,663
Series 2024-2A Class A2
04/20/2027	4.740%	600,000	597,500
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	33,909	34,005
Series 2024-1A Class A
08/15/2029	6.120%	130,566	130,905
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	303,400	305,259
Series 2024-2A Class A
07/15/2031	5.880%	1,107,308	1,111,570
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	144,780	146,064
Santander Drive Auto Receivables Trust
Series 2022-7 Class A3
04/15/2027	5.750%	266,302	266,565
Series 2023-3 Class A2
08/17/2026	6.080%	2,831	2,832
Series 2024-1 Class A2
02/16/2027	5.710%	823,781	824,953
Series 2024-5 Class A2
09/15/2027	4.880%	125,000	125,106
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	373,575	371,300
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	3,350,000	3,395,673
Series 2024-A Class A4
01/22/2029	5.240%	1,650,000	1,661,838
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	450,000	452,427
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	2,632,714	2,634,702
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	2,269,000	2,233,507
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	208,011	208,356
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	375,000	375,095
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	14,704	14,523
Series 2021-ST9 Class A
11/20/2029	1.700%	4,117	4,108
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	150,000	149,911
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,877,000	1,868,875
Series 2023-2 Class A
04/13/2028	4.890%	2,475,000	2,477,983
Subordinated Series 2022-4 Class B
11/20/2028	3.640%	356,000	353,708
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	2,000,000	2,021,655
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	1,400,000	1,401,225
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	1,350,000	1,356,144
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	272,976	269,655
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	282,651	281,710
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	1,450,000	1,426,547
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	1,400,000	1,410,010
Total Asset-Backed Securities — Non-Agency (Cost $70,711,643)			70,940,699

Commercial Mortgage-Backed Securities - Non-Agency 3.4%

CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	673,238	659,837
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	418,198	395,779
COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	755,597	750,183
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32 Class ASB
11/15/2048	3.358%	511,986	508,677
Series 2015-C33 Class ASB
12/15/2048	3.562%	212,399	210,830
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	1,060,523	1,027,275
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A4
10/15/2048	3.372%	2,025,000	2,004,121
Series 2015-C25 Class A5
10/15/2048	3.635%	769,704	759,162
Series 2015-C27 Class A3
12/15/2047	3.473%	1,360,126	1,353,579
Series 2016-C31 Class ASB
11/15/2049	2.952%	274,820	271,555
Morgan Stanley Capital I Trust
Series 2017-H1 Class ASB
06/15/2050	3.304%	620,007	613,142
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	847,122	829,054
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 Class A4
09/15/2058	3.664%	2,231,000	2,208,090
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $11,484,829)			11,591,284

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes 25.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	666,000	659,173
Boeing Co. (The)
05/01/2025	4.875%	925,000	923,839
L3Harris Technologies, Inc.
12/15/2026	3.850%	935,000	920,288
United Technologies Corp.
08/16/2025	3.950%	935,000	929,746
Total			3,433,046
Automotive 0.3%
Toyota Motor Credit Corp.(c)
SOFR + 0.770% 08/07/2026	5.340%	900,000	904,528
Banking 7.4%
Bank of America Corp.(c)
SOFR + 1.330% 04/02/2026	5.900%	1,825,000	1,830,307
Bank of Montreal(d)
09/10/2027	4.567%	925,000	922,763
Bank of New York Mellon Corp. (The)(d)
07/24/2026	4.414%	925,000	922,120
Bank of Nova Scotia (The)(c)
SOFR + 1.090% 06/12/2025	5.660%	575,000	576,992
BB&T Corp
06/05/2025	3.700%	900,000	894,588
Canadian Imperial Bank of Commerce(c)
SOFR + 0.940% 04/07/2025	5.510%	815,000	816,705
Citigroup, Inc.(c)
SOFR + 1.528% 03/17/2026	6.098%	1,675,000	1,679,889
Commonwealth Bank of Australia(a),(c)
SOFR + 0.630% 09/12/2025	5.200%	300,000	300,510
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	5.190%	850,000	850,840
Goldman Sachs Group, Inc. (The)(d)
08/10/2026	5.798%	1,650,000	1,660,822
HSBC Holdings PLC(d)
04/18/2026	1.645%	1,000,000	987,486
JPMorgan Chase & Co.(d)
11/19/2026	1.045%	1,950,000	1,882,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(d)
07/20/2027	1.512%	1,775,000	1,682,828
National Australia Bank Ltd.
12/10/2025	4.750%	875,000	876,651
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	925,000	930,094
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	5.360%	925,000	927,174
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	800,000	776,208
State Street Corp.(d)
05/18/2026	5.104%	900,000	901,665
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	510,000	507,296
Toronto-Dominion Bank (The)(c)
SOFR + 1.080% 07/17/2026	5.650%	900,000	906,927
UBS Group AG(a),(d)
01/30/2027	1.364%	950,000	910,799
US Bank NA(c)
SOFR + 0.690% 10/22/2027	5.260%	1,050,000	1,049,441
Wells Fargo & Co.(d)
08/15/2026	4.540%	1,625,000	1,621,036
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	5.030%	950,000	950,056
Total			25,365,486
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	875,000	893,337
Comcast Corp.
10/15/2025	3.950%	925,000	920,831
Total			1,814,168
Chemicals 0.3%
LYB International Finance III LLC
10/01/2025	1.250%	950,000	921,928
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	665,000	655,405
John Deere Capital Corp.
03/06/2026	4.950%	900,000	905,808
Total			1,561,213
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	975,000	932,973
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	875,000	868,286
Total			1,801,259
Electric 2.3%
CenterPoint Energy, Inc.
06/01/2026	1.450%	900,000	858,318
Dominion Energy, Inc.
04/15/2026	1.450%	900,000	860,876
DTE Energy Co.
10/01/2026	2.850%	875,000	847,407
Duke Energy Corp.
09/15/2025	0.900%	948,000	919,124
Eversource Energy
08/15/2025	0.800%	761,000	739,188
Georgia Power Co.(c)
SOFR + 0.750% 05/08/2025	5.320%	700,000	701,099
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	900,000	905,990
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	858,000	834,662
WEC Energy Group, Inc.
09/27/2025	5.000%	875,000	876,573
Xcel Energy, Inc.
06/01/2025	3.300%	415,000	411,213
Total			7,954,450
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2025	4.450%	945,000	941,133
Campbell Soup Co.
03/20/2026	5.300%	925,000	931,100
Diageo Capital PLC
09/29/2025	1.375%	700,000	681,854
Kraft Heinz Foods Co.
06/01/2026	3.000%	612,000	597,145
Mondelez International, Inc.
05/04/2025	1.500%	875,000	862,392
Tyson Foods, Inc.
06/02/2027	3.550%	975,000	950,065
Total			4,963,689
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.1%
Becton Dickinson and Co.
06/06/2027	3.700%	900,000	881,440
CVS Health Corp.
07/20/2025	3.875%	900,000	893,606
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	900,000	906,069
HCA, Inc.
02/15/2026	5.875%	925,000	932,174
Total			3,613,289
Healthcare Insurance 0.5%
Anthem, Inc.
03/15/2026	1.500%	974,000	935,934
UnitedHealth Group, Inc.(c)
SOFR + 0.500% 07/15/2026	5.070%	925,000	926,611
Total			1,862,545
Independent Energy 0.7%
Occidental Petroleum Corp.
08/01/2027	5.000%	900,000	905,443
Pioneer Natural Resources Co.
03/29/2026	5.100%	800,000	805,755
Woodside Finance Ltd.(a)
03/05/2025	3.650%	800,000	796,629
Total			2,507,827
Integrated Energy 0.2%
BP Capital Markets America, Inc.
05/04/2026	3.119%	700,000	686,988
Life Insurance 1.2%
Corebridge Global Funding(a)
06/24/2026	5.350%	850,000	858,576
Met Tower Global Funding(a)
06/20/2026	5.400%	800,000	810,183
New York Life Global Funding(a)
06/24/2025	0.950%	393,000	384,952
Pricoa Global Funding I(a)
09/01/2025	0.800%	1,000,000	971,626
Principal Life Global Funding II(a)
11/17/2026	1.500%	1,000,000	943,011
Total			3,968,348
Media and Entertainment 0.3%
Discovery Communications LLC
03/11/2026	4.900%	900,000	896,421
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.8%
Enbridge, Inc.
11/15/2026	5.900%	890,000	909,298
Energy Transfer Partners LP
01/15/2026	4.750%	900,000	898,835
Enterprise Products Operating LLC
01/10/2026	5.050%	925,000	930,041
Kinder Morgan, Inc.
06/01/2025	4.300%	635,000	632,992
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	895,000	894,261
Western Gas Partners LP
07/01/2026	4.650%	950,000	945,969
Williams Companies, Inc. (The)
09/15/2025	4.000%	925,000	918,730
Total			6,130,126
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	1,000,000	972,280
Pharmaceuticals 1.7%
AbbVie, Inc.
03/15/2025	3.800%	925,000	922,140
Amgen, Inc.
05/01/2025	3.125%	675,000	670,056
AstraZeneca PLC
11/16/2025	3.375%	875,000	865,544
Bristol-Myers Squibb Co.
02/20/2026	4.950%	850,000	855,240
Gilead Sciences, Inc.
03/01/2026	3.650%	900,000	889,348
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	925,000	924,180
Roche Holdings, Inc.(a)
05/15/2026	2.625%	732,000	713,680
Total			5,840,188
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	925,000	910,647
Loews Corp.
04/01/2026	3.750%	925,000	914,641
Total			1,825,288
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	875,000	864,748
Norfolk Southern Corp.
06/15/2026	2.900%	500,000	487,731
Union Pacific Corp.
01/15/2025	3.250%	800,000	798,277
Total			2,150,756
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	784,000	793,078
Technology 1.1%
Broadcom, Inc.
11/15/2025	3.150%	950,000	936,196
Microchip Technology, Inc.
09/01/2025	4.250%	910,000	906,052
NXP BV/Funding LLC
03/01/2026	5.350%	915,000	919,667
Oracle Corp.
07/15/2026	2.650%	975,000	946,095
Total			3,708,010
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	944,000	935,938
Wireless 0.5%
American Tower Corp.
01/15/2025	2.950%	875,000	872,526
T-Mobile US, Inc.
04/15/2027	3.750%	950,000	930,644
Total			1,803,170
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	1,000,000	962,396
Verizon Communications, Inc.
03/16/2027	4.125%	910,000	901,399
Total			1,863,795
Total Corporate Bonds & Notes (Cost $87,937,372)			88,277,814

Foreign Government Obligations(e) 0.6%

Canada 0.6%
Province of Ontario
01/21/2026	0.625%	1,000,000	957,504
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec
07/23/2025	0.600%	975,000	950,726
Total			1,908,230
Total Foreign Government Obligations (Cost $1,907,572)			1,908,230

Residential Mortgage-Backed Securities - Non-Agency 2.6%

Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	5.934%	773,068	773,791
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.634%	291,555	293,550
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.413%	927,060	927,607
PRET LLC(a),(d)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	1,576,741	1,585,304
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	269,906	269,809
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	600,000	602,270
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	519,347	521,303
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	1,072,524	1,080,712
PRET LLC(a),(b),(d),(f),(g)
CMO Series 2024-NPL8 Class A1
11/25/2054	6.032%	950,000	950,000
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	389,968	386,468
PRPM LLC(a),(b),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.911%	1,025,000	1,024,992
RCO Mortgage LLC(a),(d)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	71,879	72,066
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(h)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	503,978	482,096
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,970,997)			8,969,968

Treasury Bills 0.6%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Bills
02/06/2025	4.300%	2,000,000	1,983,872
Total Treasury Bills (Cost $1,983,278)			1,983,872

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
01/06/2025	4.940%	725,000	725,115
Federal National Mortgage Association
01/07/2025	1.625%	1,150,000	1,146,361
Total U.S. Government & Agency Obligations (Cost $1,871,032)			1,871,476

Money Market Funds 35.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(i),(j)	119,682,554	119,658,618
Total Money Market Funds (Cost $119,658,058)		119,658,618
Total Investments in Securities (Cost: $304,524,781)		305,201,961
Other Assets & Liabilities, Net		36,944,600
Net Assets		342,146,561
At November 30, 2024, securities and/or cash totaling $23,627,493 were pledged as collateral.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	141	01/2025	USD	10,081,500	—	(535,120)
Brent Crude	63	03/2025	USD	4,478,040	—	(273,937)
Brent Crude	126	05/2025	USD	8,917,020	—	(208,389)
Brent Crude	63	07/2025	USD	4,436,460	—	(78,964)
Cocoa	21	03/2025	USD	1,979,250	589,617	—
Coffee	19	03/2025	USD	2,266,106	474,001	—
Coffee	36	05/2025	USD	4,259,250	901,193	—
Coffee	73	07/2025	USD	8,509,519	1,563,783	—
Copper	25	03/2025	USD	2,587,500	—	(153,518)
Copper	46	05/2025	USD	4,793,200	—	(163,523)
Copper	92	07/2025	USD	9,640,450	—	(410,555)
Corn	46	03/2025	USD	995,900	15,659	—
Corn	80	03/2025	USD	1,732,000	—	(20,284)
Corn	205	05/2025	USD	4,507,438	41,433	—
Corn	406	07/2025	USD	8,977,675	—	(167,503)
Cotton	22	03/2025	USD	791,230	6,571	—
Cotton	28	03/2025	USD	1,007,020	—	(24,339)
Cotton	32	05/2025	USD	1,167,680	6,382	—
Cotton	63	07/2025	USD	2,328,795	—	(30,244)
Feeder Cattle	1	01/2025	USD	129,738	9,040	—
Gas Oil	85	01/2025	USD	5,709,875	4,006	—
Gas Oil	25	01/2025	USD	1,679,375	—	(44,689)
Gas Oil	24	03/2025	USD	1,605,600	—	(142,951)
Gas Oil	24	05/2025	USD	1,593,600	25,436	—
Gas Oil	21	07/2025	USD	1,390,725	6,403	—
Gas Oil	27	07/2025	USD	1,788,075	—	(52,523)
Gold 100 oz.	27	02/2025	USD	7,238,700	106,229	—
Gold 100 oz.	12	02/2025	USD	3,217,200	—	(111,660)
Gold 100 oz.	33	04/2025	USD	8,916,270	490,693	—
Gold 100 oz.	14	04/2025	USD	3,782,660	—	(122,356)
Gold 100 oz.	66	06/2025	USD	17,975,100	421,423	—
Gold 100 oz.	27	06/2025	USD	7,353,450	—	(241,600)
Gold 100 oz.	29	08/2025	USD	7,955,860	160,539	—
Gold 100 oz.	17	08/2025	USD	4,663,780	—	(73,896)
Hard Red Winter Wheat	42	03/2025	USD	1,135,575	—	(95,197)
Hard Red Winter Wheat	49	05/2025	USD	1,343,825	—	(128,580)
Hard Red Winter Wheat	97	07/2025	USD	2,696,600	—	(215,358)
Lead	30	01/2025	USD	1,553,678	27,216	—
Lead	10	03/2025	USD	519,830	—	(13,854)
Lead	10	05/2025	USD	523,893	11,117	—
Lead	20	07/2025	USD	1,055,910	4,719	—
Lean Hogs	100	02/2025	USD	3,453,000	178,667	—
Lean Hogs	38	04/2025	USD	1,379,400	150,638	—
Lean Hogs	69	06/2025	USD	2,795,880	154,873	—
Lean Hogs	34	07/2025	USD	1,378,360	27,631	—
Live Cattle	31	02/2025	USD	2,338,950	29,718	—
Live Cattle	31	04/2025	USD	2,365,610	97,734	—
Live Cattle	64	06/2025	USD	4,779,520	166,292	—
Live Cattle	32	08/2025	USD	2,373,760	63,397	—
Natural Gas	207	12/2024	USD	6,961,410	283,813	—
Natural Gas	209	02/2025	USD	6,150,870	157,596	—
Natural Gas	208	04/2025	USD	6,250,400	527,514	—
Natural Gas	380	06/2025	USD	12,612,200	674,411	—
Nickel	5	01/2025	USD	473,888	—	(8,163)
Nickel	16	03/2025	USD	1,531,562	—	(80,149)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Nickel	16	05/2025	USD	1,546,682	—	(21,359)
Nickel	32	07/2025	USD	3,120,052	—	(111,050)
NY Harbor ULSD Heat Oil	22	12/2024	USD	2,025,778	—	(74,651)
NY Harbor ULSD Heat Oil	13	02/2025	USD	1,189,516	—	(133,481)
NY Harbor ULSD Heat Oil	13	04/2025	USD	1,175,320	—	(14,682)
NY Harbor ULSD Heat Oil	26	06/2025	USD	2,347,363	—	(95,806)
Primary Aluminum	24	01/2025	USD	1,556,688	15,183	—
Primary Aluminum	45	03/2025	USD	2,925,439	44,804	—
Primary Aluminum	45	05/2025	USD	2,931,008	39,907	—
Primary Aluminum	89	07/2025	USD	5,814,793	—	(19,510)
RBOB Gasoline	48	12/2024	USD	3,827,981	—	(195,254)
RBOB Gasoline	16	02/2025	USD	1,295,078	—	(110,837)
RBOB Gasoline	4	04/2025	USD	356,563	9,414	—
RBOB Gasoline	10	04/2025	USD	891,408	—	(1,948)
RBOB Gasoline	29	06/2025	USD	2,551,832	—	(80,684)
Silver	1	03/2025	USD	155,540	2,236	—
Silver	21	03/2025	USD	3,266,340	—	(133,804)
Silver	1	05/2025	USD	156,845	2,125	—
Silver	33	05/2025	USD	5,175,885	—	(37,431)
Silver	2	07/2025	USD	316,330	4,198	—
Silver	66	07/2025	USD	10,438,890	—	(151,850)
Soybean	61	01/2025	USD	3,017,975	—	(48,153)
Soybean	59	03/2025	USD	2,938,200	—	(179,758)
Soybean	58	05/2025	USD	2,924,650	—	(86,686)
Soybean	114	07/2025	USD	5,816,850	—	(230,129)
Soybean Meal	130	01/2025	USD	3,794,700	—	(217,970)
Soybean Meal	59	03/2025	USD	1,755,840	—	(99,103)
Soybean Meal	58	05/2025	USD	1,753,920	—	(79,905)
Soybean Meal	115	07/2025	USD	3,531,650	—	(91,684)
Soybean Oil	38	01/2025	USD	951,672	18,854	—
Soybean Oil	15	01/2025	USD	375,660	—	(30,154)
Soybean Oil	73	03/2025	USD	1,842,666	—	(121,499)
Soybean Oil	33	05/2025	USD	838,926	20,606	—
Soybean Oil	40	05/2025	USD	1,016,880	—	(71,039)
Soybean Oil	145	07/2025	USD	3,706,200	—	(312,700)
Sugar #11	116	02/2025	USD	2,738,714	86,454	—
Sugar #11	3	02/2025	USD	70,829	—	(233)
Sugar #11	107	04/2025	USD	2,376,427	—	(124,033)
Sugar #11	220	06/2025	USD	4,713,632	—	(99,411)
Wheat	43	03/2025	USD	1,178,200	—	(94,062)
Wheat	77	05/2025	USD	2,144,450	—	(185,241)
Wheat	151	07/2025	USD	4,256,313	—	(304,375)
WTI Crude	147	12/2024	USD	9,996,000	—	(155,230)
WTI Crude	65	02/2025	USD	4,386,200	—	(371,680)
WTI Crude	24	04/2025	USD	1,612,080	31,205	—
WTI Crude	41	04/2025	USD	2,753,970	—	(20,066)
WTI Crude	131	06/2025	USD	8,759,970	—	(230,555)
Zinc	94	01/2025	USD	7,304,388	176,211	—
Zinc	24	03/2025	USD	1,864,578	80,011	—
Zinc	24	05/2025	USD	1,859,928	85,148	—
Zinc	48	07/2025	USD	3,712,056	90,157	—
Total					8,084,257	(7,733,365)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(171)	03/2025	USD	(35,244,703)	—	(72,346)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $63,508,755, which represents 18.56% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $950,000, which represents 0.28% of total net assets.

(g)	Valuation based on significant unobservable inputs.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2024.

(i)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	91,095,106	288,493,320	(259,929,203)	(605)	119,658,618	2,751	2,811,301	119,682,554
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	70,940,699	—	70,940,699
Commercial Mortgage-Backed Securities - Non-Agency	—	11,591,284	—	11,591,284
Corporate Bonds & Notes	—	88,277,814	—	88,277,814
Foreign Government Obligations	—	1,908,230	—	1,908,230
Residential Mortgage-Backed Securities - Non-Agency	—	8,019,968	950,000	8,969,968
Treasury Bills	—	1,983,872	—	1,983,872
U.S. Government & Agency Obligations	—	1,871,476	—	1,871,476
Money Market Funds	119,658,618	—	—	119,658,618
Total Investments in Securities	119,658,618	184,593,343	950,000	305,201,961
Investments in Derivatives
Asset
Futures Contracts	8,084,257	—	—	8,084,257
Liability
Futures Contracts	(7,805,711)	—	—	(7,805,711)
Total	119,937,164	184,593,343	950,000	305,480,507
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $184,866,723)	$185,543,343
Affiliated issuers (cost $119,658,058)	119,658,618
Cash	13,707,440
Margin deposits on:
Futures contracts	23,627,493
Receivable for:
Capital shares sold	45,557
Dividends	466,282
Interest	939,477
Foreign tax reclaims	1,511
Variation margin for futures contracts	2,494,688
Prepaid expenses	5,422
Other assets	3,633
Total assets	346,493,464
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,474,975
Capital shares redeemed	105,958
Variation margin for futures contracts	1,644,714
Management services fees	11,755
Distribution and/or service fees	200
Transfer agent fees	5,737
Compensation of chief compliance officer	20
Compensation of board members	1,218
Other expenses	34,545
Deferred compensation of board members	67,781
Total liabilities	4,346,903
Net assets applicable to outstanding capital stock	$342,146,561
Represented by
Paid in capital	614,774,616
Total distributable earnings (loss)	(272,628,055)
Total - representing net assets applicable to outstanding capital stock	$342,146,561
Class A
Net assets	$14,495,256
Shares outstanding	1,605,749
Net asset value per share	$9.03
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.58
Institutional Class
Net assets	$17,651,488
Shares outstanding	1,855,440
Net asset value per share	$9.51
Institutional 2 Class
Net assets	$7,759,371
Shares outstanding	783,942
Net asset value per share	$9.90
Institutional 3 Class
Net assets	$302,240,446
Shares outstanding	29,930,550
Net asset value per share	$10.10
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$2,811,301
Interest	4,401,932
Interfund lending	49
Total income	7,213,282
Expenses:
Management services fees	933,992
Distribution and/or service fees
Class A	19,523
Transfer agent fees
Class A	11,775
Advisor Class	9,585
Institutional Class	12,376
Institutional 2 Class	2,126
Institutional 3 Class	6,348
Custodian fees	9,419
Printing and postage fees	10,099
Registration fees	39,246
Accounting services fees	21,261
Legal fees	7,562
Compensation of chief compliance officer	20
Compensation of board members	6,591
Deferred compensation of board members	7,709
Other	10,525
Total expenses	1,108,157
Expense reduction	(40)
Total net expenses	1,108,117
Net investment income	6,105,165
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	454,529
Investments — affiliated issuers	2,751
Futures contracts	(11,446,319)
Net realized loss	(10,989,039)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	666,740
Investments — affiliated issuers	(605)
Futures contracts	(5,969,475)
Net change in unrealized appreciation (depreciation)	(5,303,340)
Net realized and unrealized loss	(16,292,379)
Net decrease in net assets resulting from operations	$(10,187,214)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations
Net investment income	$6,105,165	$10,707,325
Net realized loss	(10,989,039)	(3,040,835)
Net change in unrealized appreciation (depreciation)	(5,303,340)	25,373,812
Net increase (decrease) in net assets resulting from operations	(10,187,214)	33,040,302
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(683,067)
Advisor Class	—	(547,566)
Class C	—	(135,240)
Institutional Class	—	(387,864)
Institutional 2 Class	—	(359,288)
Institutional 3 Class	—	(8,003,921)
Class R	—	(83,591)
Total distributions to shareholders	—	(10,200,537)
Increase (decrease) in net assets from capital stock activity	77,094,939	(7,362,508)
Total increase in net assets	66,907,725	15,477,257
Net assets at beginning of period	275,238,836	259,761,579
Net assets at end of period	$342,146,561	$275,238,836
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2024 (Unaudited)		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	61,537	550,524	512,677	4,677,046
Distributions reinvested	—	—	79,593	678,924
Shares redeemed	(370,654)	(3,322,351)	(1,043,037)	(9,296,464)
Net decrease	(309,117)	(2,771,827)	(450,767)	(3,940,494)
Advisor Class
Shares sold	394,893	3,776,548	555,892	5,399,250
Distributions reinvested	—	—	59,484	544,874
Shares redeemed	(1,697,232)	(16,599,103)	(768,712)	(7,355,563)
Net decrease	(1,302,339)	(12,822,555)	(153,336)	(1,411,439)
Class C
Shares sold	—	—	5,115	39,346
Distributions reinvested	—	—	18,912	135,217
Shares redeemed	—	—	(590,596)	(4,426,337)
Net decrease	—	—	(566,569)	(4,251,774)
Institutional Class
Shares sold	3,605,183	34,493,512	282,293	2,695,419
Distributions reinvested	—	—	43,048	385,708
Shares redeemed	(2,459,723)	(22,130,535)	(1,748,511)	(16,558,441)
Net increase (decrease)	1,145,460	12,362,977	(1,423,170)	(13,477,314)
Institutional 2 Class
Shares sold	43,748	426,438	227,786	2,287,126
Distributions reinvested	—	—	38,547	359,257
Shares redeemed	(15,957)	(156,646)	(438,495)	(4,259,625)
Net increase (decrease)	27,791	269,792	(172,162)	(1,613,242)
Institutional 3 Class
Shares sold	18,388,538	185,709,041	11,235,673	115,546,421
Distributions reinvested	—	—	842,514	8,003,888
Shares redeemed	(10,805,325)	(105,652,489)	(10,205,435)	(103,906,807)
Net increase	7,583,213	80,056,552	1,872,752	19,643,502
Class R
Shares sold	—	—	52,286	442,801
Distributions reinvested	—	—	10,342	83,566
Shares redeemed	—	—	(333,102)	(2,838,114)
Net decrease	—	—	(270,474)	(2,311,747)
Total net increase (decrease)	7,145,008	77,094,939	(1,163,726)	(7,362,508)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2024 (Unaudited)	$9.23	0.17	(0.37)	(0.20)	—	—
Year Ended 5/31/2024	$8.47	0.34	0.79	1.13	(0.37)	(0.37)
Year Ended 5/31/2023	$21.90	0.21	(4.16)	(3.95)	(9.48)	(9.48)
Year Ended 5/31/2022	$20.69	(0.12)	7.43	7.31	(6.10)	(6.10)
Year Ended 5/31/2021(e)	$13.99	(0.18)	6.90	6.72	(0.02)	(0.02)
Year Ended 5/31/2020(e)	$16.67	0.12	(2.64)	(2.52)	(0.16)	(0.16)
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$9.71	0.19	(0.39)	(0.20)	—	—
Year Ended 5/31/2024	$8.89	0.38	0.84	1.22	(0.40)	(0.40)
Year Ended 5/31/2023	$22.47	0.24	(4.29)	(4.05)	(9.53)	(9.53)
Year Ended 5/31/2022	$21.05	(0.05)	7.59	7.54	(6.12)	(6.12)
Year Ended 5/31/2021(e)	$14.20	(0.15)	7.02	6.87	(0.02)	(0.02)
Year Ended 5/31/2020(e)	$16.91	0.20	(2.71)	(2.51)	(0.20)	(0.20)
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$10.10	0.20	(0.40)	(0.20)	—	—
Year Ended 5/31/2024	$9.24	0.41	0.85	1.26	(0.40)	(0.40)
Year Ended 5/31/2023	$22.92	0.27	(4.40)	(4.13)	(9.55)	(9.55)
Year Ended 5/31/2022	$21.34	(0.07)	7.78	7.71	(6.13)	(6.13)
Year Ended 5/31/2021(e)	$14.40	(0.12)	7.08	6.96	(0.02)	(0.02)
Year Ended 5/31/2020(e)	$17.14	0.24	(2.78)	(2.54)	(0.20)	(0.20)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2024 (Unaudited)	$9.03	(2.17% )	1.10%	1.10% (c)	3.73%	113%	$14,495
Year Ended 5/31/2024	$9.23	13.70%	1.13%	1.13% (c)	3.78%	117%	$17,666
Year Ended 5/31/2023	$8.47	(22.59% )	1.13%	1.13% (c)	1.62%	142%	$20,037
Year Ended 5/31/2022	$21.90	47.23%	1.12% (d)	1.12% (d)	(0.57% )	329%	$32,304
Year Ended 5/31/2021 (e)	$20.69	47.95%	1.14% (d)	1.14% (c),(d)	(1.03% )	0%	$2,739
Year Ended 5/31/2020 (e)	$13.99	(15.35% )	1.14%	1.14% (c)	0.63%	0%	$1,283
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$9.51	(2.06% )	0.85%	0.85% (c)	4.02%	113%	$17,651
Year Ended 5/31/2024	$9.71	14.05%	0.88%	0.88% (c)	3.94%	117%	$6,891
Year Ended 5/31/2023	$8.89	(22.43% )	0.86%	0.86% (c)	1.55%	142%	$18,973
Year Ended 5/31/2022	$22.47	47.60%	0.86% (d)	0.86% (d)	(0.26% )	329%	$96,858
Year Ended 5/31/2021 (e)	$21.05	48.45%	0.90% (d)	0.90% (c),(d)	(0.82% )	0%	$1,380
Year Ended 5/31/2020 (e)	$14.20	(15.15% )	0.86%	0.86% (c)	1.07%	0%	$66
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$9.90	(1.98% )	0.76%	0.76%	4.07%	113%	$7,759
Year Ended 5/31/2024	$10.10	14.05%	0.79%	0.79%	4.11%	117%	$7,636
Year Ended 5/31/2023	$9.24	(22.32% )	0.79%	0.79%	1.84%	142%	$8,576
Year Ended 5/31/2022	$22.92	47.79%	0.77% (d)	0.77% (d)	(0.34% )	329%	$17,431
Year Ended 5/31/2021 (e)	$21.34	48.41%	0.77% (d)	0.77% (d)	(0.68% )	0%	$19,305
Year Ended 5/31/2020 (e)	$14.40	(14.90% )	0.76%	0.76%	1.32%	0%	$57
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Consolidated Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$10.30	0.21	(0.41)	(0.20)	—	—
Year Ended 5/31/2024	$9.41	0.42	0.88	1.30	(0.41)	(0.41)
Year Ended 5/31/2023	$23.15	0.29	(4.47)	(4.18)	(9.56)	(9.56)
Year Ended 5/31/2022	$21.48	(0.07)	7.88	7.81	(6.14)	(6.14)
Year Ended 5/31/2021(e)	$14.48	(0.11)	7.14	7.03	(0.03)	(0.03)
Year Ended 5/31/2020(e)	$17.20	0.20	(2.72)	(2.52)	(0.20)	(0.20)

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2022	5/31/2021
Class A	0.01%	0.02%
Institutional Class	0.01%	0.02%
Institutional 2 Class	0.01%	0.02%
Institutional 3 Class	0.01%	0.01%

(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund  | 2024

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$10.10	(1.94% )	0.71%	0.71%	4.14%	113%	$302,240
Year Ended 5/31/2024	$10.30	14.19%	0.73%	0.73%	4.17%	117%	$230,123
Year Ended 5/31/2023	$9.41	(22.31% )	0.72%	0.72%	2.20%	142%	$192,744
Year Ended 5/31/2022	$23.15	47.94%	0.70% (d)	0.70% (d)	(0.32% )	329%	$251,323
Year Ended 5/31/2021 (e)	$21.48	48.57%	0.71% (d)	0.71% (d)	(0.61% )	0%	$398,386
Year Ended 5/31/2020 (e)	$14.48	(14.77% )	0.70%	0.70%	1.20%	0%	$159,442
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements
November 30, 2024 (Unaudited)
Note 1. Organization
Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CCFS Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2024, the Subsidiary financial statement information is as follows:
CCSF Offshore Fund, Ltd.
% of consolidated fund net assets	11.08%
Net assets	$37,916,909
Net investment income (loss)	297,075
Net realized gain (loss)	(11,238,788)
Net change in unrealized appreciation (depreciation)	(5,912,533)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.

Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment
Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to the commodities markets  . These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2024:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	8,084,257 *

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	72,346 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,733,365 *
Total		7,805,711

Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	(11,238,788)
Interest rate risk	(207,531)
Total	(11,446,319)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	(5,912,534)
Interest rate risk	(56,941)
Total	(5,969,475)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	333,300,710
Futures contracts — short	34,552,359
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2024 was 0.63% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2024, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
For the six months ended November 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.07 (a)
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2024, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	2,088

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2024 through September 30, 2025 (%)	Prior to October 1, 2024 (%)
Class A	1.17	1.17
Institutional Class	0.92	0.92
Institutional 2 Class	0.83	0.82
Institutional 3 Class	0.78	0.77
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
304,525,000	8,837,000	(7,881,000)	956,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,221,515)	(818,689)	(2,040,204)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $218,841,707 and $171,529,548, respectively, for the six months ended November 30, 2024, of which $45,619,891 and $45,187,319, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	300,000	5.88	1
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2024.
Note 9. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments (and therefore the Fund) to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions

Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority,
Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Sector risk
At times, the Fund may have a significant portion of its assets exposed to one or more economic sectors. The Fund’s exposures to these sectors may be affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in these economic sectors.
Agricultural Sector. The Fund is vulnerable to the particular risks that may affect the agricultural sector. The agricultural (e.g., grain) sector may be adversely affected by changes or trends in commodity prices and labor costs, which may be influenced by unpredictable factors. The agricultural sector is subject to government subsidy policies and environmental, health and safety laws and regulations and changes to these policies, laws and regulations may have a material adverse effect on this sector. Adverse weather conditions and various geopolitical events also may adversely affect this sector.
Energy Sector.The Fund is vulnerable to the particular risks that may affect the energy sector. The energy sector is subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of the energy sector may be affected by factors including, among others, fluctuations in energy prices, energy fuel supply and demand factors, energy conservation, the success of exploration projects, local and international policies, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as government instability or military confrontations and actions) can affect the value of commodities in the energy sector. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The energy sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions.
Precious Metals Sector. The Fund is vulnerable to the particular risks that may affect the precious metals sector. The precious metals sector is subject to certain risks, including that process of precious metals are significantly affected by exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations and actions) can affect the value of the precious metals sector. Performance of the precious metals sector may be affected by factors including, among others, economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The precious metals sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions. In addition, prices of, and thus the Fund’s exposure to, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.
Shareholder concentration risk
At November 30, 2024, affiliated shareholders of record owned 84.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Commodity Strategy Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
Following the period end, shareholders of the Fund redeemed $116,691,874, which represented approximately 34.2% of the Fund’s net assets as of November 30, 2024.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Commodity Strategy Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser), an affiliate of the Investment Manager, the Investment Manager has retained the Subadviser to perform portfolio management and related services for the Fund. Although the Subadviser is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by the Subadviser.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Columbia Commodity Strategy Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Commodity Strategy Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Columbia Commodity Strategy Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Columbia Commodity Strategy Fund  | 2024

Columbia Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR129_05_R01_(01/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2025